Revenues - Scheudle of Recognized Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Scheudle of Recognized Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers		$ 658
Licensing [Member]
Scheudle of Recognized Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers		100
CDMO recognized Over time [Member]
Scheudle of Recognized Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	[1]	496
CDMO recognized Point in time [Member]
Scheudle of Recognized Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers		$ 62

[1]	Amount of $389 is related to one customer